SUBSEQUENT EVENTS - CEPISA (Details) - CEPISA - Equatorial Energia S.A.	Apr. 17, 2019
SUBSEQUENT EVENTS
Maximum percentage of increase in the capital stock	30.00%
Grace period for increase in the capital stock from change of shareholding control	6 months